R3 GLOBAL DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 94.6%
	APPAREL & TEXTILE PRODUCTS - 2.9%
112	LVMH Moet Hennessy Louis Vuitton S.E.	$ 71,789
528	NIKE, Inc., Class B	62,753
		134,542
	ASSET MANAGEMENT - 2.8%
192	BlackRock, Inc.	128,463

	AUTOMOTIVE - 1.6%
1,152	Magna International, Inc.	74,751

	BANKING - 7.7%
4,808	DBS Group Holdings Ltd.	108,574
864	JPMorgan Chase & Company	114,247
24,088	Mitsubishi UFJ Financial Group, Inc.	136,551
		359,372
	BEVERAGES - 6.8%
48,528	Ambev S.A. - ADR	143,643
1,296	Coca-Cola Company (The)	82,140
1,920	Diageo plc	88,917
		314,700
	BIOTECH & PHARMA - 7.6%
312	CSL Ltd.	60,853
864	Novo Nordisk A/S, Class B	95,714
2,400	Pfizer, Inc.	127,297
208	Roche Holding A.G.	70,763
		354,627
	CHEMICALS - 4.6%
288	Avery Dennison Corporation	49,697
960	Croda International plc	83,594
1,200	Dow, Inc.	81,576
		214,867
	COMMERCIAL SUPPORT SERVICES - 2.2%
2,888	Rollins, Inc.	102,408

R3 GLOBAL DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 94.6% (Continued)
	CONSTRUCTION MATERIALS - 0.9%
1,656	James Hardie Industries plc - ADR	$ 42,774

	DATA CENTER REIT - 2.2%
720	Digital Realty Trust, Inc.	100,504

	ELECTRIC UTILITIES - 4.2%
12,032	CLP Holdings Ltd.	119,979
1,008	NextEra Energy, Inc.	76,296
		196,275
	ELECTRICAL EQUIPMENT - 1.6%
1,440	Kone OYJ, Class B	73,383

	HOUSEHOLD PRODUCTS - 2.2%
720	Clorox Company (The)	104,659

	INDUSTRIAL REIT - 1.2%
960	Terreno Realty Corporation	58,282

	INDUSTRIAL SUPPORT SERVICES - 0.9%
708	Ritchie Bros Auctioneers, Inc.	42,610

	INSTITUTIONAL FINANCIAL SERVICES - 4.6%
544	Deutsche Boerse A.G.	91,231
2,888	Hong Kong Exchanges & Clearing Ltd.	124,837
		216,068
	INSURANCE - 1.3%
720	Swiss Re A.G.	59,226

	INTERNET MEDIA & SERVICES - 1.2%
7,696	Rightmove plc	58,267

	LEISURE FACILITIES & SERVICES - 1.3%
768	Starbucks Corporation	60,288

R3 GLOBAL DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 94.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.6%
584	Coloplast A/S - Series B	$ 69,456
960	Medtronic PLC	96,144
		165,600
	OIL & GAS PRODUCERS - 8.7%
720	Chevron Corporation	125,756
1,200	Marathon Petroleum Corporation	122,148
1,920	Rubis SCA	58,113
3,368	Shell plc	100,864
		406,881
	REAL ESTATE SERVICES - 1.6%
4,816	Angel Oak Mortgage, Inc.	73,685

	RETAIL - CONSUMER STAPLES - 1.3%
384	Target Corporation	62,162

	SEMICONDUCTORS - 1.8%
896	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	85,389

	SOFTWARE - 3.2%
336	Microsoft Corporation	91,348
1,200	Neste OYJ	55,009
		146,357
	SPECIALTY FINANCE - 3.3%
432	Discover Financial Services	49,028
2,496	Fidelity National Financial, Inc.	105,580
		154,608
	TECHNOLOGY HARDWARE - 2.3%
720	Apple, Inc.	107,165

	TECHNOLOGY SERVICES - 2.8%
1,536	Experian plc	51,410
384	Visa, Inc., Class A	81,473
		132,883

R3 GLOBAL DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 94.6% (Continued)
	TELECOMMUNICATIONS - 5.1%
1,440	BCE, Inc.	$ 78,446
4,320	Telenor ASA	59,698
1,920	Verizon Communications, Inc.	98,476
		236,620
	TRANSPORTATION & LOGISTICS - 3.1%
480	Expeditors International of Washington, Inc.	52,243
432	Union Pacific Corporation	94,946
		147,189

	TOTAL COMMON STOCKS (Cost $4,559,752)	4,414,605

	TOTAL INVESTMENTS - 94.6% (Cost $4,559,752)	$ 4,414,605
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.4%	249,641
	NET ASSETS - 100.0%	$ 4,664,246

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LTD	- Limited Company
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme